Retirement Plans Retirement Plans - Changes in Projected Benefit Obligations, Fair Value of Plan Assets and Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
U.S. pension plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of year	$ 641	$ 603
Service cost	2	4	4
Interest cost	17	25	28
Employee contributions	0	0
Actuarial (gain) loss	(13)	54
Benefits and administrative expenses paid	(49)	(45)
Plan settlements	0	0
Currency translation and other	0	0
Transfer to Mallinckrodt	(403)	0
Projected benefit obligations at end of year	195	641	603
Fair value of plan assets at beginning of year	486	430
Actual return on plan assets	17	73
Employer contributions	52	28
Plan settlements	0	0
Currency translation and other	0	0
Transfer to Mallinckrodt	(331)	0
Fair value of plan assets at end of year	175	486	430
Funded status at end of year	(20)	(155)
Non-current assets	11	3
Current liabilities	0	(3)
Non-current liabilities	(31)	(155)
Net amount recognized on the consolidated balance sheet	(20)	(155)
Amount recognized in accumulated other comprehensive income, net actuarial loss	(62)	(220)
Amount recognized in accumulated other comprehensive income, prior service credit	0	0
Net amount recognized in accumulated other comprehensive income	(62)	(220)
Discount rate	4.30%	3.50%
Rate of compensation increase	0.00%	0.00%
Non-U.S. pension plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of year	450	396
Service cost	16	16	18
Interest cost	15	17	16
Employee contributions	2	2
Actuarial (gain) loss	25	46
Benefits and administrative expenses paid	(18)	(19)
Plan settlements	(1)	(1)
Currency translation and other	(7)	(7)
Transfer to Mallinckrodt	(146)	0
Projected benefit obligations at end of year	336	450	396
Fair value of plan assets at beginning of year	315	288
Actual return on plan assets	32	31
Employer contributions	23	19
Plan settlements	(1)	(1)
Currency translation and other	(6)	(5)
Transfer to Mallinckrodt	(131)	0
Fair value of plan assets at end of year	216	315	288
Funded status at end of year	(120)	(135)
Non-current assets	1	16
Current liabilities	(3)	(3)
Non-current liabilities	(118)	(148)
Net amount recognized on the consolidated balance sheet	(120)	(135)
Amount recognized in accumulated other comprehensive income, net actuarial loss	(86)	(89)
Amount recognized in accumulated other comprehensive income, prior service credit	5	7
Net amount recognized in accumulated other comprehensive income	$ (81)	$ (82)
Discount rate	3.50%	3.60%
Rate of compensation increase	3.30%	3.50%